Victory RS Large Cap Alpha Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Russell 1000® Value Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	15.91%	11.33%	10.53%
Class A
Prospectus [Line Items]
Average Annual Return, Percent	9.21%	11.92%	10.23%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.57%	9.40%	7.92%
Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.33%	8.97%	7.67%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	13.94%	12.35%	10.18% [1]
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	16.12%	13.49%	11.12%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.